Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments March 31, 2023
(Unaudited)
BXMX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 101.0%
X
1,376,321,143 COMMON STOCKS - 101.0% (2)
X 1,376,321,143
Aerospace & Defense - 1.8%
25,882 Boeing Co/The (3) $ 5,498,113
9,566 HEICO Corp 1,636,169
60,060 Howmet Aerospace Inc 2,544,742
9,120 Northrop Grumman Corp 4,210,886
99,428 Raytheon Technologies Corp 9,736,984
4,597 Woodward Inc 447,610
Total Aerospace & Defense 24,074,504
Air Freight & Logistics - 0.7%
46,567 United Parcel Service Inc, Class B 9,033,532
Total Air Freight & Logistics 9,033,532
Airlines - 0.1%
36,282 United Airlines Holdings Inc (3) 1,605,479
Total Airlines 1,605,479
Automobile Components - 0.1%
50,606 Gentex Corp 1,418,486
9,851 Goodyear Tire & Rubber Co/The (3) 108,558
Total Automobile Components 1,527,044
Automobiles - 2.0%
277,036 Ford Motor Co 3,490,653
16,446 Harley-Davidson Inc 624,455
109,030 Tesla Inc (3) 22,619,364
Total Automobiles 26,734,472
Banks - 3.1%
369,888 Bank of America Corp 10,578,797
124,092 Citigroup Inc 5,818,674
26,341 Comerica Inc 1,143,726
69,706 Fifth Third Bancorp 1,856,968
51,859 First Horizon Corp 922,053
128,335 JPMorgan Chase & Co 16,723,334
165,652 KeyCorp 2,073,963
14,051 M&T Bank Corp 1,680,078
31,763 Zions Bancorp NA 950,666
Total Banks 41,748,259
Beverages - 1.9%
247,954 Coca-Cola Co/The 15,380,587
166,126 Keurig Dr Pepper Inc 5,860,925
94,988 Monster Beverage Corp (3) 5,130,302
Total Beverages 26,371,814
Biotechnology - 2.3%
78,698 AbbVie Inc 12,542,100
1,757 Alnylam Pharmaceuticals Inc (3) 351,962
28,228 Amgen Inc 6,824,119
9,647 Biogen Inc (3) 2,682,156
9,243 BioMarin Pharmaceutical Inc (3) 898,789
2,000 Exact Sciences Corp (3) 135,620

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

BXMX
Shares Description (1) Value
Biotechnology (continued)
67,257 Gilead Sciences Inc $ 5,580,313
3,110 Horizon Therapeutics Plc (3) 339,425
14,598 Moderna Inc (3) 2,241,961
1,684 Seagen Inc (3) 340,960
Total Biotechnology 31,937,405
Broadline Retail - 2.8%
364,576 Amazon.com Inc (3) 37,657,055
25,320 Macy's Inc 442,847
173 MercadoLibre Inc (3) 228,024
Total Broadline Retail 38,327,926
Building Products - 0.4%
17,715 Allegion plc 1,890,722
23,666 Fortune Brands Innovations Inc 1,389,904
43,726 Masco Corp 2,174,057
23,666 Masterbrand Inc (3) 190,275
Total Building Products 5,644,958
Capital Markets - 2.7%
11,264 Blackstone Inc 989,430
71,247 Charles Schwab Corp/The 3,731,918
23,102 CME Group Inc 4,424,495
44,488 Intercontinental Exchange Inc 4,639,653
53,398 Jefferies Financial Group Inc 1,694,853
27,800 KKR & Co Inc 1,460,056
1,841 LPL Financial Holdings Inc 372,618
86,746 Morgan Stanley 7,616,299
8,344 MSCI Inc 4,670,053
19,659 S&P Global Inc 6,777,833
6,284 Vitesse Energy Inc 119,585
Total Capital Markets 36,496,793
Chemicals - 1.7%
16,669 Chemours Co/The 499,070
52,881 Corteva Inc 3,189,253
73,733 Dow Inc 4,042,043
42,507 DuPont de Nemours Inc 3,050,727
23,362 Eastman Chemical Co 1,970,351
23,857 Linde PLC 8,479,732
10,656 Olin Corp 591,408
14,399 RPM International Inc 1,256,169
Total Chemicals 23,078,753
Commercial Services & Supplies - 0.7%
20,246 Waste Connections Inc 2,815,611
37,983 Waste Management Inc 6,197,686
Total Commercial Services & Supplies 9,013,297
Communications Equipment - 1.0%
19,049 Ciena Corp (3) 1,000,454
220,344 Cisco Systems Inc 11,518,483
5,140 Lumentum Holdings Inc (3) 277,611
74,070 Viavi Solutions Inc (3) 802,178
Total Communications Equipment 13,598,726
Construction Materials - 0.3%
13,147 Martin Marietta Materials Inc 4,667,974
Total Construction Materials 4,667,974

Shares Description (1) Value
Consumer Finance - 0.4%
42,085 Discover Financial Services $ 4,159,682
89,957 SLM Corp 1,114,567
Total Consumer Finance 5,274,249
Consumer Staples Distribution & Retail - 2.0%
4,507 Casey's General Stores Inc 975,585
22,194 Costco Wholesale Corp 11,027,533
31,203 Target Corp 5,168,153
15,913 US Foods Holding Corp (3) 587,826
67,737 Walmart Inc 9,987,821
Total Consumer Staples Distribution & Retail 27,746,918
Containers & Packaging - 0.4%
9,313 Avery Dennison Corp 1,666,375
7,888 Crown Holdings Inc 652,417
15,364 Packaging Corp of America 2,132,984
18,945 Sonoco Products Co 1,155,645
Total Containers & Packaging 5,607,421
Distributors - 0.2%
51,888 LKQ Corp 2,945,163
Total Distributors 2,945,163
Diversified Telecommunication Services - 0.8%
289,276 Verizon Communications Inc 11,249,944
Total Diversified Telecommunication Services 11,249,944
Electric Utilities - 1.4%
22,757 Constellation Energy Corp 1,786,424
58,152 Evergy Inc 3,554,250
109,232 NextEra Energy Inc 8,419,603
74,176 OGE Energy Corp 2,793,468
29,198 Pinnacle West Capital Corp 2,313,650
Total Electric Utilities 18,867,395
Electrical Equipment - 0.7%
46,441 Emerson Electric Co 4,046,869
8,860 Hubbell Inc 2,155,726
10,242 Rockwell Automation Inc 3,005,515
Total Electrical Equipment 9,208,110
Electronic Equipment, Instruments & Components - 0.6%
26,866 CDW Corp/DE 5,235,915
86,143 Corning Inc 3,039,125
Total Electronic Equipment, Instruments & Components 8,275,040
Energy Equipment & Services - 0.4%
72,910 Halliburton Co 2,306,872
77,600 Schlumberger NV 3,810,160
Total Energy Equipment & Services 6,117,032
Entertainment - 1.2%
19,486 Netflix Inc (3) 6,732,023
1,091 Roku Inc (3) 71,810
85,224 Walt Disney Co/The (3) 8,533,479
107,250 Warner Bros Discovery Inc (3) 1,619,475
Total Entertainment 16,956,787

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

BXMX
Shares Description (1) Value
Equity Real Estate Investment Trusts (REITs) - 0.1%
123,846 Brandywine Realty Trust $ 585,792
51,595 Equity Commonwealth 1,068,532
Total Equity Real Estate Investment Trusts (REITs) 1,654,324
Financial Services - 4.9%
88,317 Berkshire Hathaway Inc, Class B (3) 27,269,640
10,543 Block Inc (3) 723,777
39,198 Fidelity National Information Services Inc 2,129,627
39,289 Mastercard Inc 14,278,016
48,313 MGIC Investment Corp 648,360
55,304 PayPal Holdings Inc (3) 4,199,786
75,786 Visa Inc, Class A 17,086,712
Total Financial Services 66,335,918
Food Products - 1.1%
12,546 Bunge Ltd 1,198,394
71,353 Hormel Foods Corp 2,845,558
145,399 Mondelez International Inc, Class A 10,137,218
12,100 Post Holdings Inc (3) 1,087,427
Total Food Products 15,268,597
Gas Utilities - 0.3%
33,294 Atmos Energy Corp 3,740,914
2,933 National Fuel Gas Co 169,351
Total Gas Utilities 3,910,265
Ground Transportation - 0.5%
23,404 Canadian Pacific Railway Ltd 1,800,704
21,947 Norfolk Southern Corp 4,652,764
15,588 Uber Technologies Inc (3) 494,139
Total Ground Transportation 6,947,607
Health Care Equipment & Supplies - 2.6%
96,418 Abbott Laboratories 9,763,287
30,144 Alcon Inc 2,126,358
7,646 Avanos Medical Inc (3) 227,392
43,732 Baxter International Inc 1,773,770
146,292 Boston Scientific Corp (3) 7,318,989
20,181 GE HealthCare Technologies Inc (3) 1,655,447
8,009 IDEXX Laboratories Inc (3) 4,005,141
5,472 Insulet Corp (3) 1,745,349
82,736 Medtronic PLC 6,670,176
Total Health Care Equipment & Supplies 35,285,909
Health Care Providers & Services - 3.0%
20,430 Cigna Group/The 5,220,478
69,178 CVS Health Corp 5,140,617
14,592 Elevance Health Inc 6,709,547
16,250 HCA Inc 4,284,800
42,162 UnitedHealth Group Inc 19,925,340
Total Health Care Providers & Services 41,280,782
Health Care REITs - 0.2%
84,268 Healthcare Realty Trust Inc, Class A 1,628,900
51,162 Sabra Health Care REIT Inc 588,363
Total Health Care REITs 2,217,263

Shares Description (1) Value
Health Care Technology - 0.1%
6,414 Veeva Systems Inc, Class A (3) $ 1,178,829
Total Health Care Technology 1,178,829
Hotels, Restaurants & Leisure - 2.2%
2,484 Booking Holdings Inc (3) 6,588,587
31,485 Marriott International Inc/MD, Class A 5,227,769
37,149 McDonald's Corp 10,387,232
16,077 Restaurant Brands International Inc 1,079,410
67,125 Starbucks Corp 6,989,726
Total Hotels, Restaurants & Leisure 30,272,724
Household Durables - 0.4%
23,148 Garmin Ltd (3) 2,336,096
32,919 KB Home 1,322,685
6,575 TopBuild Corp (3) 1,368,521
Total Household Durables 5,027,302
Household Products - 1.5%
131,517 Procter & Gamble Co/The 19,555,263
6,327 Spectrum Brands Holdings Inc 418,974
Total Household Products 19,974,237
Industrial Conglomerates - 1.1%
60,545 General Electric Co 5,788,102
51,276 Honeywell International Inc 9,799,869
Total Industrial Conglomerates 15,587,971
Industrial REITs - 0.0%
19,823 LXP Industrial Trust 204,375
Total Industrial REITs 204,375
Insurance - 2.1%
28,004 Allstate Corp/The 3,103,123
37,438 Arthur J Gallagher & Co 7,162,264
37,130 CNO Financial Group Inc 823,915
1,603 F&G Annuities & Life Inc 29,046
23,577 Fidelity National Financial Inc 823,545
16,078 Genworth Financial Inc, Class A (3) 80,712
73,651 Hartford Financial Services Group Inc/The 5,132,738
4,703 Kemper Corp 257,066
24,782 Lincoln National Corp 556,851
3,360 RenaissanceRe Holdings Ltd 673,142
32,951 Travelers Cos Inc/The 5,648,131
71,665 W R Berkley Corp 4,461,863
Total Insurance 28,752,396
Interactive Media & Services - 4.9%
268,491 Alphabet Inc, Class A (3) 27,850,571
186,111 Alphabet Inc, Class C (3) 19,355,544
92,040 Meta Platforms Inc (3) 19,506,958
Total Interactive Media & Services 66,713,073
Internet & Direct Marketing Retail - 0.0%
2,509 JD.com Inc, ADR 110,120
Total Internet & Direct Marketing Retail 110,120

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

BXMX
Shares Description (1) Value
IT Services - 1.2%
31,323 Accenture PLC, Class A $ 8,952,427
20,604 Akamai Technologies Inc (3) 1,613,293
15,971 Broadridge Financial Solutions Inc 2,340,869
748 Shopify Inc, Class A (3) 35,859
6,602 Twilio Inc, Class A (3) 439,891
14,844 VeriSign Inc (3) 3,136,983
Total IT Services 16,519,322
Leisure Products - 0.1%
25,861 Mattel Inc (3) 476,101
6,048 Polaris Inc 669,090
Total Leisure Products 1,145,191
Life Sciences Tools & Services - 1.8%
36,059 Danaher Corp 9,088,310
3,794 ICON PLC (3) 810,361
21,185 Thermo Fisher Scientific Inc 12,210,398
7,519 Waters Corp (3) 2,328,108
Total Life Sciences Tools & Services 24,437,177
Machinery - 1.7%
29,025 Caterpillar Inc 6,642,081
46,783 Graco Inc 3,415,627
68,566 Otis Worldwide Corp 5,786,970
15,767 Parker-Hannifin Corp 5,299,446
16,044 Stanley Black & Decker Inc 1,292,826
10,383 Timken Co/The 848,499
Total Machinery 23,285,449
Media - 0.8%
216,324 Comcast Corp, Class A 8,200,843
17,899 New York Times Co/The, Class A 695,913
78,489 News Corp, Class A 1,355,505
Total Media 10,252,261
Metals & Mining - 0.4%
15,262 Arconic Corp (3) 400,322
42,845 Newmont Corp 2,100,262
20,588 Nucor Corp 3,180,229
Total Metals & Mining 5,680,813
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
26,095 Annaly Capital Management Inc 498,676
Total Mortgage Real Estate Investment Trusts (REITs) 498,676
Multiline Retail - 0.0%
16,563 Nordstrom Inc 269,480
Total Multiline Retail 269,480
Multi-Utilities - 1.4%
80,101 Ameren Corp 6,919,925
17,519 NorthWestern Corp 1,013,649
60,957 Public Service Enterprise Group Inc 3,806,765
72,272 WEC Energy Group Inc 6,850,663
Total Multi-Utilities 18,591,002

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 4.2%
44,283 Cenovus Energy Inc $ 773,181
8,394 Cheniere Energy Inc 1,322,894
77,978 Chevron Corp 12,722,890
9,675 CNX Resources Corp (3) 154,994
71,770 ConocoPhillips 7,120,302
177,171 Exxon Mobil Corp 19,428,572
25,709 Hess Corp 3,402,329
30,656 Marathon Petroleum Corp 4,133,348
16,347 Ovintiv Inc 589,800
26,554 Phillips 66 2,692,045
26,407 Suncor Energy Inc 819,937
25,961 Valero Energy Corp 3,624,156
Total Oil, Gas & Consumable Fuels 56,784,448
Passenger Airlines - 0.1%
68,557 American Airlines Group Inc (3) 1,011,216
Total Passenger Airlines 1,011,216
Personal Care Products - 0.0%
15,340 BellRing Brands Inc (3) 521,560
Total Personal Care Products 521,560
Pharmaceuticals - 4.5%
105,941 Bristol-Myers Squibb Co 7,342,771
36,480 Eli Lilly & Co 12,527,961
116,788 Johnson & Johnson 18,102,140
122,253 Merck & Co Inc 13,006,497
241,787 Pfizer Inc 9,864,910
Total Pharmaceuticals 60,844,279
Professional Services - 1.0%
28,578 Automatic Data Processing Inc 6,362,320
24,867 Booz Allen Hamilton Holding Corp 2,304,922
29,484 CoStar Group Inc (3) 2,029,973
9,803 ManpowerGroup Inc 809,042
31,142 SS&C Technologies Holdings Inc 1,758,589
11,679 TransUnion 725,733
Total Professional Services 13,990,579
Residential REITs - 0.9%
123,237 American Homes 4 Rent, Class A 3,875,804
17,121 Apartment Income REIT Corp 613,103
73,114 Apartment Investment and Management Co, Class A 562,247
134,865 Invitation Homes Inc 4,211,834
24,490 Sun Communities Inc 3,450,151
Total Residential REITs 12,713,139
Road & Rail - 0.3%
4,425 Lyft Inc, Class A (3) 41,020
11,774 Old Dominion Freight Line Inc 4,013,050
Total Road & Rail 4,054,070
Semiconductors & Semiconductor Equipment - 6.5%
76,406 Advanced Micro Devices Inc (3) 7,488,552
56,923 Applied Materials Inc 6,991,852
20,036 Broadcom Inc 12,853,895
7,284 Enphase Energy Inc (3) 1,531,680
202,123 Intel Corp 6,603,358
9,062 Lam Research Corp 4,803,947

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

BXMX
Shares Description (1) Value
Semiconductors & Semiconductor Equipment (continued)
32,109 Marvell Technology Inc $ 1,390,320
62,434 Micron Technology Inc 3,767,268
104,109 NVIDIA Corp 28,918,357
22,679 NXP Semiconductors NV 4,229,067
36,779 ON Semiconductor Corp (3) 3,027,647
53,276 QUALCOMM Inc 6,796,952
Total Semiconductors & Semiconductor Equipment 88,402,895
Software - 9.7%
23,165 Adobe Inc (3) 8,927,096
15,194 Autodesk Inc (3) 3,162,783
16,990 Black Knight Inc (3) 977,944
10,744 Check Point Software Technologies Ltd (3) 1,396,720
48,865 Fortinet Inc (3) 3,247,568
302,087 Microsoft Corp 87,091,682
81,715 Oracle Corp 7,592,958
4,536 Palo Alto Networks Inc (3) 906,021
46,556 Salesforce Inc (3) 9,300,958
12,353 ServiceNow Inc (3) 5,740,686
16,155 VMware Inc, Class A (3) 2,016,952
7,310 Workday Inc, Class A (3) 1,509,807
Total Software 131,871,175
Specialized REITs - 1.0%
30,488 American Tower Corp 6,229,918
55,269 CubeSmart 2,554,533
142,164 Weyerhaeuser Co 4,283,401
Total Specialized REITs 13,067,852
Specialty Retail - 2.0%
8,358 American Eagle Outfitters Inc 112,331
21,542 Best Buy Co Inc 1,686,092
2,461 Burlington Stores Inc (3) 497,368
3,129 Dick's Sporting Goods Inc 443,974
4,736 Five Below Inc (3) 975,474
50,051 Home Depot Inc/The 14,771,051
33,408 Lowe's Cos Inc 6,680,598
4,762 Ulta Beauty Inc (3) 2,598,481
Total Specialty Retail 27,765,369
Technology Hardware, Storage & Peripherals - 7.4%
606,286 Apple Inc 99,976,561
26,933 Dell Technologies Inc, Class C 1,082,976
Total Technology Hardware, Storage & Peripherals 101,059,537
Textiles, Apparel & Luxury Goods - 0.7%
6,689 Kontoor Brands Inc 323,681
3,315 Lululemon Athletica Inc (3) 1,207,290
61,888 NIKE Inc, Class B 7,589,944
Total Textiles, Apparel & Luxury Goods 9,120,915

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Shares Description (1) Value
Tobacco - 0.6%
170,418 Altria Group Inc $ 7,604,051
Total Tobacco 7,604,051
Total Long-Term Investments (cost $575,951,531) 1,376,321,143
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.0%
X 55,007,043 REPURCHASE AGREEMENTS - 4.0%
X 55,007,043
$ 55,007 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$55,013,644, collateralized by $46,648,500,
U.S. Treasury Notes, 0.25% due 10/31/25, value
$42,475,084; collateralized by $14,121,800
U.S. Treasury Notes, 2.25% due 11/15/25, value
$13,632,170
1.440% 4/03/23 $ 55,007,043
Total Repurchase Agreements (cost $55,007,043) 55,007,043
Total Short-Term Investments (cost $55,007,043) 55,007,043
Total Investments (cost $ 630,958,574 ) - 105 .0% 1,431,328,186
Other Assets & Liabilities, Net -  (5.0)%(4) (68,194,968)
Net Assets Applicable to Common Shares - 100% $ 1,363,133,218
Options Written
Description (5) Type
Number of
Contracts
Notional
Amount (6)
Exercise
Price Expiration Date Value
S&P 500 Index Call (371) $ (147,472,500) $ 3,975 4/21/23 $ (6,110,370)
S&P 500 Index Call (370) (148,000,000) 4,000 4/21/23 (5,339,100)
S&P 500 Index Call (370) (148,925,000) 4,025 4/21/23 (4,588,000)
S&P 500 Index Call (370) (153,550,000) 4,150 4/21/23 (1,655,750)
S&P 500 Index Call (371) (146,545,000) 3,950 4/28/23 (7,321,685)
S&P 500 Index Call (370) (148,000,000) 4,000 4/28/23 (5,799,750)
S&P 500 Index Call (365) (146,912,500) 4,025 4/28/23 (5,018,750)
S&P 500 Index Call (365) (150,562,500) 4,125 4/28/23 (2,580,550)
S&P 500 Index Call (365) (146,912,500) 4,025 5/19/23 (6,184,925)
Total Options Written (premiums received
$28,972,984) (3,317) $(1,336,880,000) $(44,598,880)

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

BXMX
investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,376,321,143 $ – $ – $ 1,376,321,143
Short-Term Investments:
Repurchase Agreements – 55,007,043 – 55,007,043
Investments in Derivatives:
Options Written (44,598,880) – – (44,598,880)
Total
$ 1,331,722,263 $ 55,007,043 $ – $ 1,386,729,306
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(5) Exchange-traded, unless otherwise noted.
(6) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's